CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - D Boral A R C Acquisitions I Corp [Member] - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash		$ 41,733	$ 420,340
Prepaid expenses		151,886	203,134
Total Current Assets		193,619	623,474
Cash held in trust account		289,883,138	284,776,628
Total Assets		290,076,757	285,400,102
Current liabilities
Accrued expenses		812,530	37,611
Total current liabilities		812,530	37,611
Total liabilities		812,530	37,611
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, at redemption value of $10.35 on June 30, 2026 and $10.17 on December 31, 2025, respectively		289,883,138	284,776,628
Shareholders’ Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Retained Earnings (Accumulated Deficit)		(620,231)	584,543
Total Stockholders’ Deficit		(618,911)	585,863
Total Liabilities and Stockholders’ Deficit		290,076,757	285,400,102
Class A Ordinary Shares [Member]
Shareholders’ Equity
Common Stock, Value, Issued		120	120
Class B Ordinary Shares [Member]
Shareholders’ Equity
Common Stock, Value, Issued	[1]	$ 1,200	$ 1,200

[1]	Includes an aggregate of 321,429 Ordinary Shares cancelled on September 9, 2025 to the extent that the underwriters’ over-allotment was not exercised.